Rydex Series Funds

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Inverse Government Long Bond Strategy Fund

Inverse NASDAQ-100® Strategy Fund

Emerging Markets 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the currently effective Statutory Prospectuses and

Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”) dated August 1, 2013, as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses and SAI for the Funds listed above and should be read in conjunction with those Prospectuses and SAI.

On November 14, 2013, the Board of Trustees of Rydex Series Funds approved a reverse share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders will receive one share in exchange for every five shares of each Fund they currently own. The reverse share split is scheduled to occur after the close of markets on or after February 21, 2014. The shares of the Funds will be offered on a split-adjusted basis on or after February 24, 2014.

As a result of the reverse share split, every five shares owned of each Fund will be exchanged for one share. Accordingly, the reverse share split will have the effect of reducing the number of each Fund’s issued and outstanding shares and proportionately increasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The reverse share split provides shareholders of each Fund with fewer shares of the Fund, but the value of shareholders’ investment in the Fund will not change as a result of the reverse share split. In addition, the reverse share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of a hypothetical one for five reverse share split on a shareholder’s investment:

Hypothetical One for Five Reverse Share Split (1:5 or 1-for-5)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	50	$5.00	$250.00
Post-Reverse Share Split	10	$25.00	$250.00

Please retain this supplement for future reference.

RDX-SUP6-0114x0814

Rydex Series Funds

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Government Long Bond 1.2x Strategy Fund

Technology Fund

Telecommunications Fund

Inverse Russell 2000® Strategy Fund

Inverse Mid-Cap Strategy Fund

Strengthening Dollar 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the currently effective Statutory Prospectuses and

Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”) dated August 1, 2013, as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses and SAI for the Funds listed above and should be read in conjunction with those Prospectuses and SAI.

On November 14, 2013, the Board of Trustees of Rydex Series Funds approved a reverse share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders will receive one share in exchange for every three shares of each Fund they currently own. The reverse share split is scheduled to occur after the close of markets on or after February 7, 2014. The shares of the Funds will be offered on a split-adjusted basis on or after February 10, 2014.

As a result of the reverse share split, every three shares owned of each Fund will be exchanged for one share. Accordingly, the reverse share split will have the effect of reducing the number of each Fund’s issued and outstanding shares and proportionately increasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The reverse share split provides shareholders of each Fund with fewer shares of the Fund, but the value of a shareholders’ investment in the Fund will not change as a result of the reverse share split. In addition, the reverse share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of a hypothetical one for three reverse share split on a shareholder’s investment:

Hypothetical One for Three Reverse Share Split (1:3 or 1-for-3)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	30	$5.00	$150.00
Post-Reverse Share Split	10	$15.00	$150.00

Please retain this supplement for future reference.

RDX-SUP5-0114x0814